Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss from continuing operations per share attributable to common stockholders, diluted	$ (0.20)	$ (0.62)	$ (3.89)	$ (1.24)
Net loss from discontinued operations per share attributable to common stockholders, diluted		(0.31)	(1.05)	(0.07)
Net loss per share attributable to common stockholders, diluted	$ (0.20)	$ (0.93)	$ (4.94)	$ (1.31)
Weighted-average shares used to compute net loss per share attributable to common stockholders, diluted (in Shares)	49,077,330	25,200,347	24,723,370	22,524,400